Selling, Administrative and General Expenses - Schedule of Selling, Administrative and General Expenses (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selling, Administrative and General Expenses [Abstract]
Management fees (see Note 15)	₪ 420,000	₪ 210,000
Professional services	131,982	200,636
Rent and office expenses	123,780	15,729
Other expenses		3,747
Depreciation and amortization expenses	63,919	1,976
Selling, administrative and general expenses total	₪ 739,681	₪ 432,088